PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)
1
Voya Strategic Allocation
Moderate Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0 .9%
19,155  Vanguard Long-Term
Treasury ETF
$ 1,063,294
0 .9
Total Exchange-Traded
Funds
(Cost $1,202,244)
1,063,294
0 .9
MUTUAL FUNDS : 99 .0%
Affiliated Investment Companies : 99 .0%
3,627,452  Voya Intermediate
Bond Fund - Class R6
30,107,851
26 .1
1,530,450  Voya Large Cap Value
Portfolio - Class R6
8,111,384
7 .0
69,542  Voya Large-Cap
Growth Fund - Class
R6
2,839,415
2 .5
634,203  Voya Limited Maturity
Bond Portfolio - Class I
5,910,770
5 .1
755,222
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
3,443,810
3 .0
383,281  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,422,699
3 .0
339,857  Voya Multi-Manager
International Equity
Fund - Class I
3,099,493
2 .7
368,596  Voya Multi-Manager
International Factors
Fund - Class I
3,166,244
2 .8
393,987  Voya Multi-Manager
Mid Cap Value Fund
- Class I
3,411,923
3 .0
386,662  Voya Short Term Bond
Fund - Class R6
3,549,559
3 .1
32,736
(1)
Voya Small Cap
Growth Fund - Class
R6
1,160,491
1 .0
173,617  Voya Small Company
Fund - Class R6
2,310,841
2 .0
2,088,526  Voya U.S. Stock Index
Portfolio - Class I
33,771,465
29 .3
512,203  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
4,522,750
3 .9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
68,753  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 5,196,352
4 .5
114,025,047
99 .0
Total Mutual Funds
(Cost $119,696,352)
114,025,047
99 .0
Total Long-Term
Investments
(Cost $120,898,596)
115,088,341
99 .9
Total Investments in
Securities
(Cost $120,898,596) $ 115,088,341 99 .9
Assets in Excess of
Other Liabilities 122,326 0.1
Net Assets $ 115,210,667 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)
2
Voya Strategic Allocation
Moderate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,063,294 $ — $ — $ 1,063,294
Mutual Funds 114,025,047 — — 114,025,047
Total Investments, at fair value $ 115,088,341 $ — $ — $ 115,088,341
Other Financial Instruments+
Futures 53,440 — — 53,440
Total Assets $ 115,141,781 $ — $ — $ 115,141,781
Liabilities Table
Other Financial Instruments+
Futures $ (80,315) $ — $ — $ (80,315)
Total Liabilities $ (80,315) $ — $ — $ (80,315)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 27,440,957 $ 6,091,444 $ (2,954,813) $ (469,737) $ 30,107,851 $ 869,678 $ (479,165) $ —
Voya Large Cap Value Portfolio -
Class R6
7,894,696 700,747 (1,629,635) 1,145,576 8,111,384 — (1,014,588) 98,567
Voya Large-Cap Growth Fund -
Class R6
2,668,114 239,697 (768,880) 700,484 2,839,415 — (122,316) —
Voya Limited Maturity Bond
Portfolio - Class I
7,245,701 903,079 (2,265,092) 27,082 5,910,770 165,143 (81,554) —
Voya MidCap Opportunities
Portfolio - Class R6
2,727,527 870,161 (818,173) 664,295 3,443,810 — (324,622) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,343,446 1,353,078 (387,465) 113,640 3,422,699 — (46,415) —
Voya Multi-Manager International
Equity Fund - Class I
1,876,988 1,638,067 (414,127) (1,435) 3,099,493 — (9,673) —
Voya Multi-Manager International
Factors Fund - Class I
3,072,571 458,120 (602,324) 237,877 3,166,244 — (59,089) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
2,817,739 907,685 (337,513) 24,012 3,411,923 — (42,849) —
Voya Short Term Bond Fund -
Class R6
— 3,749,141 (155,765) (43,817) 3,549,559 64,765 (1,062) —
Voya Small Cap Growth Fund -
Class R6
1,067,001 174,133 (167,373) 86,730 1,160,491 — 1,692 —
Voya Small Company Fund - Class
R6
2,212,980 315,263 (322,964) 105,562 2,310,841 — (3,555) —
Voya U.S. Stock Index Portfolio -
Class I
37,469,293 5,011,597 (9,295,758) 586,333 33,771,465 26,222 724,433 3,231,599

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)
3
Voya Strategic Allocation
Moderate Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
$ 4,474,564 $ 734,007 $ (526,585) $ (159,236) $ 4,522,750 $ 105,025 $ (75,072) $ —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
4,807,239 491,046 (2,572,112) 2,470,179 5,196,352 — (1,113,446) 83,908
$ 108,118,816 $ 23,637,265 $ (23,218,579) $ 5,487,545 $ 114,025,047 $ 1,230,833 $ (2,647,281) $ 3,414,074
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 9 12/19/23 $ 1,068,187 $ (80,315)
$ 1,068,187 $ (80,315)
Short Contracts:
S&P 500 E-Mini (5) 12/15/23 (1,081,375) 53,440
$ (1,081,375) $ 53,440
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 3,496,854
Gross Unrealized Depreciation (9,307,110)
Net Unrealized Depreciation $ (5,810,256)